PROPERTY, PLANT AND EQUIPMENT - Summary of Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 1,490	$ 1,551
Depreciation/impairment expense	(338)	(263)
Property, plant and equipment	15,893	15,325
Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,553	4,553
Land
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	107	113
Depreciation/impairment expense	(12)	0
Property, plant and equipment	366	392
Land | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1	1
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	866	809
Depreciation/impairment expense	(160)	(150)
Property, plant and equipment	3,729	3,930
Buildings | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25	20
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	467	565
Depreciation/impairment expense	(132)	(88)
Property, plant and equipment	6,507	5,541
Machinery and equipment | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,198	2,095
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	11
Depreciation/impairment expense	(12)	(12)
Property, plant and equipment	2,635	2,858
Vessels | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,329	2,437
Others
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	50	53
Depreciation/impairment expense	(22)	(13)
Property, plant and equipment	1,166	1,053
Others | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 0	$ 0